Related Party Transactions	12 Months Ended
Dec. 31, 2018
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Related Party Transactions
24.	Related Party Transactions

Compensation of Key Management Personnel

Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2018	2017

Short-term benefits [1]	$7,402	$6,836

Post-employment benefits	56	55

PSUs [2]	6,001	28

Equity settled stock based compensation (a non-cash expense) [3]	3,559	3,427

Total executive compensation	$17,018	$10,346

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)

As more fully disclosed in Note 20.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 19.2 and 19.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.